Preferred Dividends (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Series C Preferred Stock
Preferred Dividends (Textual)
Dividend rate per month		10.00%	10.00%
Cumulative dividends rate maximum		12.00%	12.00%
Series D Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month		10.00%	10.00%
Share issued in exchange for conversion of preferred stock	566	(566)	(400)
Series H Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month		10.00%	10.00%
Accrual period in months		5 months	5 months
Cumulative dividends rate maximum		150.00%	150.00%
Series E Preferred Stock [Member]
Preferred Dividends (Textual)
Dividend rate per month		12.00%	12.00%
Preferred stock, Additional subscriptions received		300